Acquisitions (Details Narrative) $ / shares in Units, $ in Thousands					3 Months Ended		9 Months Ended		12 Months Ended
	May 21, 2024 USD ($) shares	Apr. 30, 2024 shares	Dec. 31, 2023 USD ($)	Dec. 18, 2023 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Apr. 15, 2025 USD ($)	Nov. 15, 2024 USD ($)
Business Combination [Line Items]
Estimated fair value	$ 7,682								$ 7,682
Cash				$ 2,200					2,200
Consideration paid				$ 155					155
Cash portion					$ 240		$ 240		$ 266	$ 89
Repurchase shares of common stock | shares				964,912					964,912
Permanent equity, carrying value			$ 8,856						$ 8,856
Aggregate consideration									9,518
Payable of fair value	1,800								200
Earn out payments	8,000								8,000
Selling, general and administrative expense					(8,208)	$ (8,710)	(32,043)	$ (31,731)	(41,835)	(24,104)
Selling, General and Administrative Expense					8,208	8,710	32,043	31,731	41,835	24,104
Other Comprehensive Income (Loss), Net of Tax									201
Asset Acquisition, Consideration Transferred, Contingent Consideration									174
Goodwill					16,066	$ 15,206	16,066	$ 15,206	$ 16,066	5,217
Forecast [Member]
Business Combination [Line Items]
Payable of fair value											$ 800	$ 1,000
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Business consideration measurement input				55.0					55.0
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Business consideration measurement input				4.5					4.5
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Business consideration contractual term				2 years
Legacy Mobix's [Member]
Business Combination [Line Items]
Price per share | $ / shares				$ 6.84					$ 6.84
Common stock value				$ 8,856					$ 8,856
Business Combination, Series of Individually Immaterial Business Combinations [Member]
Business Combination [Line Items]
Estimated fair value				8,856					8,856
Acquisition payable					1,522		1,522		1,348
EMI Solutions Inc [Member]
Business Combination [Line Items]
Cash portion					523		523		697
Aggregate consideration				10,897					10,897
Revenues									2,774
Common stock issued to seller									8,856
Cash consideration				2,041					2,041
Cash				45					45
Accounts receivable				387					387
Inventory				155					155
Other current assets				7					7
Property and equipment				107					107
Other assets				30					30
Goodwill				6,841					6,841
Accounts payable				(228)					(228)
Accrued expenses				(263)					(263)
Deferred tax liability				(1,084)					(1,084)
Total allocation				10,897					10,897
Other Comprehensive Income (Loss), Tax									(887)
EMI Solutions Inc [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Intangible asset				4,500					4,500
EMI Solutions Inc [Member] | Developed Technology Rights [Member]
Business Combination [Line Items]
Intangible asset									300
EMI Solutions Inc [Member] | Trademarks and Trade Names [Member]
Business Combination [Line Items]
Intangible asset									100
RaGE Systems Inc [Member]
Business Combination [Line Items]
Aggregate consideration	9,518								9,518
Common stock issued to seller									7,682
Cash consideration	1,836								1,836
Cash	420								420
Accounts receivable	558								558
Inventory	1,146								1,146
Other current assets	5								5
Property and equipment	275								275
Other assets	57								57
Goodwill	4,008								4,008
Accounts payable	(1,647)								(1,647)
Accrued expenses	(1,622)								(1,622)
Deferred tax liability	(1,582)								(1,582)
Total allocation	9,518								9,518
RaGE Systems Inc [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Intangible asset	7,400								7,400
RaGE Systems Inc [Member] | Developed Technology Rights [Member]
Business Combination [Line Items]
Intangible asset	300								300
RaGE Systems Inc [Member] | Trademarks and Trade Names [Member]
Business Combination [Line Items]
Intangible asset									200
Rage Systems [Member]
Business Combination [Line Items]
Selling, general and administrative expense					(1,452)				(2,985)
Selling, general and administrative expense							767
Selling, General and Administrative Expense					1,452				2,985
Revenues									$ 2,739
Common Stock [Member]
Business Combination [Line Items]
Consideration acquisition shares | shares				964,912					964,912
Cash	$ 2,000								$ 2,000
Repurchase shares of common stock | shares									964,912
Common Class A [Member]
Business Combination [Line Items]
Common stock value
Shares issued | shares	3,214,045								3,214,045
Number of new shares issued | shares		9,500,000					642,809		370,000